Vessels and other equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Beginning Balance, Historical Cost	$ 355,700	$ 0
Additions	0	355,700
Ending Balance, Historical Cost	355,700	355,700
Depreciation for the year	(10,487)	(2,622)
Accumulated depreciation	(13,109)	(2,622)
Vessel, net	342,591	353,078
Vessel [Member]
Beginning Balance, Historical Cost	352,433	0
Additions	0	352,433
Ending Balance, Historical Cost	352,433	352,433
Depreciation for the year	(9,687)	(2,422)
Accumulated depreciation	(12,109)	(2,422)
Vessel, net	340,324	350,011
Dry docking [Member]
Beginning Balance, Historical Cost	3,267	0
Additions	0	3,267
Ending Balance, Historical Cost	3,267	3,267
Depreciation for the year	(800)	(200)
Accumulated depreciation	(1,000)	(200)
Vessel, net	$ 2,267	$ 3,067